Shareholder Fees	Dec. 22, 2025 USD ($)
T. Rowe Price Summit Municipal Income Fund - Investor Class [Member]
Prospectus [Line Items]
Maximum Account Fee	$ 20	[1]
T. Rowe Price Summit Municipal Income Fund - I Class [Member]
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Summit Municipal Income Fund - Advisor Class [Member]
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Summit Municipal Intermediate Fund - Investor Class [Member]
Prospectus [Line Items]
Maximum Account Fee	20	[2]
T. Rowe Price Summit Municipal Intermediate Fund - I Class [Member]
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Summit Municipal Intermediate Fund - Advisor Class [Member]
Prospectus [Line Items]
Maximum Account Fee	$ 0

[1]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.
[2]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.